RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Related Party Balances And Transactions 1	$ 141,972
Related Party Balances And Transactions 2	851,262
Related Party Balances And Transactions 3	12,359
Related Party Balances And Transactions 4	13,065
Related Party Balances And Transactions 5	170,000
Related Party Balances And Transactions 6	263,915
Related Party Balances And Transactions 7	153,101
Related Party Balances And Transactions 8	160,166
Related Party Balances And Transactions 9	67,114
Related Party Balances And Transactions 10	$ 90,314